Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	RM (5,834,069)	$ (1,429,218)	RM 1,879,282
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,187	7,395	30,130
Allowance for/(reversal of) expected credit losses	1,409,106	345,200	(982,000)
Interest expenses	10,909	2,672	12,667
Deferred income taxes	9,437	2,312
Foreign exchange loss	250,007	61,246
Fair value loss/(gain) on marketable securities	(1,063,898)	(260,631)	512,903
Total	(5,188,321)	(1,271,024)	1,452,982
Changes in operating assets and liabilities:
Accounts receivable, net	2,868,505	702,720	31,892,254
Contract assets, net			46,140
Deposits and other receivables	(67,856,690)	(16,623,391)	(60,043,408)
Accounts payable	114,558	28,064	1,454
Contract liabilities	39,897,750	9,774,069	27,343,000
Accrued liabilities and other payables	3,400,232	832,982	(468,916)
Income taxes payables	2,565,139	628,402	583,257
Cash provided by/(used in) operating activities	(24,198,827)	(5,928,178)	806,763
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,750)	(674)	(260)
Proceeds from disposal of marketable securities	21,917,815	5,369,381	25,328,022
Purchases of marketable securities	(24,908,366)	(6,102,000)	(25,904,104)
Cash used in investing activities	(2,993,301)	(733,293)	(576,342)
CASH FLOWS FROM FINANCING ACTIVITIES:
Acquisition of non-controlling interests
(Repayment to)/Advance from a director	6,238	1,528	(56,132)
Advance from/(Repayment to) a related party	(2,374,287)	(581,648)	74,657
Proceeds from issuance of ordinary shares, net of issue costs	29,756,713	7,289,739
Repayments of bank loan	(24,180)	(5,924)	(24,179)
Repayment of lease liabilities	(18,564)	(4,548)	(18,530)
Cash (used in)/provided by financing activities	27,345,920	6,699,147	(24,184)
Net changes in cash and cash equivalents	153,792	37,676	206,237
Cash and cash equivalents as of beginning of the period	172,025	42,142	9,365
Cash and cash equivalents as of the end of the period	RM 325,817	$ 79,818	RM 215,602